Leases - Cost Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 9,229
Variable lease cost	2,217
Operating lease cost	11,446
Short-term lease cost	88
Total lease cost, net	$ 11,534	$ 11,100	$ 5,600